Share-based Payments - Disclosure of weighted average exercise prices for options exercisable (Details)	Dec. 31, 2022 shares £ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares £ / shares	Dec. 31, 2020 shares £ / shares
Weighted Average Options exercisable [Line Items]
Number of options (in shares) | shares	6,185,216	6,185,216	4,773,873	5,447,405
Weighted average exercise price (in dollars per share) | £ / shares	£ 2.03		£ 1.42	£ 0.98
Entrega
Weighted Average Options exercisable [Line Items]
Number of options (in shares)	344,500	344,500
Weighted average exercise price (in dollars per share)		$ 1.91
Entrega | Bottom of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		0.02
Entrega | Top of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		$ 2.36
Follica
Weighted Average Options exercisable [Line Items]
Number of options (in shares)	2,776,120	2,776,120
Weighted average exercise price (in dollars per share)		$ 1.41
Follica | Bottom of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		0.03
Follica | Top of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		$ 1.86
Vedanta
Weighted Average Options exercisable [Line Items]
Number of options (in shares)	1,824,576	1,824,576
Weighted average exercise price (in dollars per share)		$ 15.89
Vedanta | Bottom of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		0.02
Vedanta | Top of range
Weighted Average Options exercisable [Line Items]
Exercise price range (in dollars per share)		$ 21.35